Statements of Stockholders' Equity (Deficit) - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Sep. 30, 2019	$ 10,000	$ 407,925		$ 68,225,825	$ (61,456,536)	$ 7,187,217
Beginning balance, shares at Sep. 30, 2019	1,000,000	40,792,510
Stock option issued to directors and officers				194,896		194,896
Treasury shares acquired			(550,000)			(550,000)
Net loss					(6,970,072)	(6,970,072)
Ending balance, value at Sep. 30, 2020	$ 10,000	$ 407,925	(550,000)	68,420,721	(68,426,608)	(137,962)
Ending balance, shares at Sep. 30, 2020	1,000,000	40,792,510
Preferred and treasury shares acquired	$ (10,000)		(40,000)			(50,000)
Preferred and treasury shares acquired, shares	(1,000,000)
Issuance of common stock for cash, net of issuance costs		$ 555,496		8,002,843		8,558,339
Issuance of common stock for cash, net of issuance costs, shares		55,549,615
Net loss					(3,104,283)	(3,104,283)
Ending balance, value at Sep. 30, 2021		$ 963,421	$ (590,000)	$ 76,423,564	$ (71,530,891)	$ 5,266,094
Ending balance, shares at Sep. 30, 2021		96,342,125